Provisions	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Provisions

NOTE 29. PROVISIONS
The account breaks down as follows as of the indicated dates:

	12.31.25	12.31.24
For Administrative, Disciplinary and Criminal Penalties	71	—
For Termination Benefits(*)	15,096,545	430,346,372
Others	111,383,160	98,479,802
Total	126,479,776	528,826,174
(*)As a result of the acquisition of the companies of GGAL Holdings S.A. (formerly HSBC Argentina Holdings S.A.), a merger by absorption process was carried out as described in Note 15, with the purpose of optimizing operations and resources, providing a unified service proposal to customers. The purpose of this process is to achieve operating efficiency, maximization of resources and market consolidation, with the main objective of creating a more agile and effective structure that responds to the challenges of the Argentine market. With this objective in mind, a restructuring plan was communicated to the employees, which had different stages of execution. Based on this plan, the Group made a provision for the Restructuring Plan for Ps.378,183,286 as of December 31, 2024, which was charged to income within the Personnel Benefits line.
Changes in the “Provisions” account for fiscal year 2025 are detailed in Schedule J.
See Note 46 for further details.